Employee Benefit Plans - Obligation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	$ 284.0	$ 326.6	$ 296.3
Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	13.4	14.9
Post-retirement Benefit Plans [Member] | Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	13.4	14.9	12.4
Post-retirement Benefit Plans [Member] | Successor [Member] | Accrued Expenses and Other Current Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	0.7	0.7
Post-retirement Benefit Plans [Member] | Successor [Member] | Pension and Other Post-retirement Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	$ 12.7	$ 14.2